Contractual charter revenue (Tables)	12 Months Ended
Dec. 31, 2015
Contractual Charter Revenue [Abstract]
Minimum Future Time Charter Revenues

The minimum future revenues to be received from time charters in place and signed as of December 31, 2015 which are accounted for as operating leases is as follows:

As at Dec 31, 2015
2016	30,232,040

Time Charter Lease Agreements
Ardmore’s vessels 24 vessels were employed as follows as at December 31, 2015:

Vessel	Employment	Minimum Expiry
Ardmore Seavanguard	Time Charter	Feb-17
Ardmore Seavantage	Time Charter	Jan-17
Ardmore Seafarer	Time Charter	Dec-15
Ardmore Centurion	Time Charter	Dec-15
Ardmore Cheyenne	Time Charter	Feb-17
Ardmore Chinook	Time Charter	May-17
Ardmore Chippewa	Time Charter	Aug-16
Ardmore Seavaliant	Spot	n/a
Ardmore Seaventure	Spot	n/a
Ardmore Endeavour	Spot	n/a
Ardmore Sealifter	Spot	n/a
Ardmore Sealeader	Spot	n/a
Ardmore Seatrader	Spot	n/a
Ardmore Seamaster	Spot	n/a
Ardmore Seamariner	Spot	n/a
Ardmore Sealion	Pool	n/a
Ardmore Seafox	Pool	n/a
Ardmore Seawolf	Pool	n/a
Ardmore Seahawk	Pool	n/a
Ardmore Dauntless	Pool	n/a
Ardmore Defender	Pool	n/a
Ardmore Cherokee	Pool	n/a
Ardmore Calypso	Pool	n/a
Ardmore Capella	Pool	n/a